Employee benefits (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 22, 2022 USD ($)	Mar. 29, 2021 Number	Jan. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Number of employees | Number								35	195
Income expense		$ (48,000,000)	$ 17,000,000		$ (55,000,000)	$ (27,000,000)
Perfromance award program [member]
IfrsStatementLineItems [Line Items]
Amount expects to disburse				$ 292,000,000	502,000,000
Retired employees		$ 7,936			7,936		$ 2,663
public private partnership [member]
IfrsStatementLineItems [Line Items]
Income expense	$ 479,000,000				195,000,000
Profit sharing [Member]
IfrsStatementLineItems [Line Items]
Income expense					$ 58,000,000	$ 11,000,000
Percentage of net income distributed to shareholders					6.25%
Percentage of dividend distributed to shareholders					25.00%